Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 MXN ($)
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	$ 25,534,500
Strengthening of Fertilizers chain	2,900,000
Rehabilitation Plan of the refineries	10,500,000
Strengthening of financial position	127,680,623
January 19
Disclosure of government contributions [line item]
Strengthening of Fertilizers chain	600,000
January 30
Disclosure of government contributions [line item]
Strengthening of Fertilizers chain	600,000
February 23
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	6,000,000
March 16
Disclosure of government contributions [line item]
Rehabilitation Plan of the refineries	10,500,000
July 26
Disclosure of government contributions [line item]
Strengthening of financial position	64,970,000
August 10
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	5,534,500
September 13
Disclosure of government contributions [line item]
Strengthening of financial position	6,766,000
September 15
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	6,000,000
Strengthening of Fertilizers chain	1,700,000
October 24
Disclosure of government contributions [line item]
Strengthening of financial position	55,944,623
December 18
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	$ 8,000,000